PRIOR PERIOD RECLASSIFICATION (Details 1) (USD $)	7 Months Ended	12 Months Ended	19 Months Ended
	Nov. 30, 2012	Nov. 30, 2013	Nov. 30, 2013
GENERAL AND ADMINISTRATIVE EXPENSES
Office and general	$ 4,368	$ 6,877	$ 11,245
Professional fees	4,192	31,361	35,553
NET OPERATING EXPENSES	(8,560)	(38,238)	(46,798)
NET OPERATING LOSS	(8,560)	(38,238)	(46,798)
OTHER INCOME
Forgiveness of debt	36,896		36,896
TOTAL OTHER INCOME	36,896		36,896
NET PROFIT (LOSS)	28,336	(38,238)	(9,902)
BASIC NET LOSS PER COMMON SHARE	$ 0.00	$ 0.00
WEIGHTED AVERAGE NUMBER OF BASIC COMMON SHARES OUTSTANDING	90,102,270	90,280,920
As Originally Filed
GENERAL AND ADMINISTRATIVE EXPENSES
Office and general	4,368
Professional fees	4,192
NET OPERATING EXPENSES	(8,560)
NET OPERATING LOSS	(8,560)
OTHER INCOME
Forgiveness of debt
TOTAL OTHER INCOME
NET PROFIT (LOSS)	(8,560)
BASIC NET LOSS PER COMMON SHARE	$ 0.00
WEIGHTED AVERAGE NUMBER OF BASIC COMMON SHARES OUTSTANDING	90,102,270
Adjustments Increase/(Decrease)
GENERAL AND ADMINISTRATIVE EXPENSES
Office and general
Professional fees
NET OPERATING EXPENSES
NET OPERATING LOSS
OTHER INCOME
Forgiveness of debt	36,896
TOTAL OTHER INCOME	36,896
NET PROFIT (LOSS)	$ 36,896
BASIC NET LOSS PER COMMON SHARE
WEIGHTED AVERAGE NUMBER OF BASIC COMMON SHARES OUTSTANDING